Consolidated Statements of Operations and Comprehensive Income - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Statement [Abstract]
Sales	$ 26,369,680	$ 17,530,874	$ 20,206,497
Cost of goods sold	22,508,894	14,485,524	16,479,281
Gross profit	3,860,786	3,045,350	3,727,216
Operating expenses:
General and administrative expenses	1,809,322	1,400,687	1,678,087
Selling expenses	2,672,833	2,468,163	2,270,488
Total operating expenses	4,482,155	3,868,850	3,948,575
Loss from operations	(621,369)	(823,500)	(221,359)
Other income (expense):
Interest expense	(685,817)	$ (1,026,734)	$ (875,250)
Interest income - related party	52,561
Subsidy income - Interest expense	168,842	$ 638,875	$ 58,154
Subsidy income	904,046	$ 110,626	$ 118,440
Gain from loan restructuring	293,452
Other income (expense)	(430)	$ (28,663)	$ 45,184
Total other income (expense)	732,654	(305,896)	(653,472)
Income (loss) before income taxes	$ 111,285	$ (1,129,396)	$ (874,831)
Income taxes
Net income (loss)	$ 111,285	$ (1,129,396)	$ (874,831)
Other comprehensive income:
Unrealized foreign currency translation adjustment	(204,546)	(21,293)	150,431
Comprehensive loss	$ (93,261)	$ (1,150,689)	$ (724,400)
Loss per share - basic and diluted:
Weighted-average shares outstanding, basic and diluted	152,475,667	123,000,000	122,916,667
Income (loss) per share - Basic & diluted	$ 0.00	$ (0.01)	$ (0.01)